Provisions - Main Actuarial Assumptions Used in Telefónica Brazil Plan (Details) - Brazil - Foreign defined benefit plans	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Long-term inflation rate	3.50%	3.50%
Growth rate for medical costs	6.61%	6.61%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	8.90%	9.75%
Nominal rate of salary increase	4.57%	4.57%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	9.18%	9.83%
Nominal rate of salary increase	6.60%	6.35%